SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS RREEF Global Real Estate Securities Fund

Effective April 21, 2026, the following information replaces the existing similar disclosure in the “FEES AND EXPENSES” section of the fund’s summary prospectus and in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus:
SHAREHOLDER FEES (paid directly from your investment)
	A	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds[1]	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	$20	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	C	R6	INST	S
Management fee	0.70	0.70	0.70	0.70	0.70
Distribution/service (12b-1) fees	0.25	1.00	None	None	None
Other expenses[2]	0.48	0.43	0.27	0.37	0.50
Total annual fund operating expenses	1.43	2.13	0.97	1.07	1.20
Fee waiver/expense reimbursement	0.38	0.33	0.18	0.27	0.30
Total annual fund operating expenses after fee waiver/expense reimbursement	1.05	1.80	0.79	0.80	0.90
1
Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
2
“Other expenses” are restated to exclude a negative expense adjustment related to proxy expenses. “Other expenses” would have been 0.44%, 0.39%, 0.23%, 0.33% and 0.46% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had the negative expense adjustment related to proxy expenses been included.
The Advisor has contractually agreed through September 30, 2027 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.05%,1.80%, 0.79%, 0.80% and 0.90% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	C	R6	INST	S
1	$676	$283	$81	$82	$92
3	966	635	291	314	351
5	1,278	1,114	519	564	631
10	2,159	2,257	1,173	1,281	1,428
You would pay the following expenses if you did not redeem your shares:
Years	A	C	R6	INST	S
1	$676	$183	$81	$82	$92
3	966	635	291	314	351
5	1,278	1,114	519	564	631
10	2,159	2,257	1,173	1,281	1,428
April 21, 2026
PROSTKR26-17

Effective April 21, 2026, the following information replaces the existing similar disclosure relating to the fund under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:
For DWS RREEF Global Real Estate Securities Fund, the Advisor has contractually agreed through September 30, 2027, to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.05%,1.80%, 0.79%, 0.80% and 0.90% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Effective April 21, 2026, the following information replaces the existing similar disclosure relating to the fund under the “HYPOTHETICAL EXPENSE SUMMARY” heading in the “APPENDIX A” section of the fund’s prospectus:
DWS RREEF Global Real Estate Securities Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.05%	-2.03%	$9,797.29	$675.92
2	10.25%	1.43%	1.47%	$10,147.05	$142.60
3	15.76%	1.43%	5.09%	$10,509.30	$147.69
4	21.55%	1.43%	8.84%	$10,884.48	$152.97
5	27.63%	1.43%	12.73%	$11,273.06	$158.43
6	34.01%	1.43%	16.76%	$11,675.51	$164.08
7	40.71%	1.43%	20.92%	$12,092.32	$169.94
8	47.75%	1.43%	25.24%	$12,524.02	$176.01
9	55.13%	1.43%	29.71%	$12,971.13	$182.29
10	62.89%	1.43%	34.34%	$13,434.19	$188.80
Total					$2,158.73
April 21, 2026
PROSTKR26-17

DWS RREEF Global Real Estate Securities Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.80%	3.20%	$10,320.00	$182.88
2	10.25%	2.13%	6.16%	$10,616.18	$222.97
3	15.76%	2.13%	9.21%	$10,920.87	$229.37
4	21.55%	2.13%	12.34%	$11,234.30	$235.95
5	27.63%	2.13%	15.57%	$11,556.72	$242.72
6	34.01%	2.13%	18.88%	$11,888.40	$249.69
7	40.71%	2.13%	22.30%	$12,229.60	$256.86
8	47.75%	2.13%	25.81%	$12,580.59	$264.23
9	55.13%	1.43%	30.30%	$13,029.71	$183.11
10	62.89%	1.43%	34.95%	$13,494.87	$189.65
Total					$2,257.43
DWS RREEF Global Real Estate Securities Fund — Class R6
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.79%	4.21%	$10,421.00	$80.66
2	10.25%	0.97%	8.41%	$10,840.97	$103.12
3	15.76%	0.97%	12.78%	$11,277.86	$107.28
4	21.55%	0.97%	17.32%	$11,732.35	$111.60
5	27.63%	0.97%	22.05%	$12,205.17	$116.10
6	34.01%	0.97%	26.97%	$12,697.04	$120.78
7	40.71%	0.97%	32.09%	$13,208.73	$125.64
8	47.75%	0.97%	37.41%	$13,741.04	$130.71
9	55.13%	0.97%	42.95%	$14,294.80	$135.97
10	62.89%	0.97%	48.71%	$14,870.88	$141.45
Total					$1,173.31
April 21, 2026
PROSTKR26-17

DWS RREEF Global Real Estate Securities Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	1.07%	8.30%	$10,829.51	$113.68
3	15.76%	1.07%	12.55%	$11,255.11	$118.15
4	21.55%	1.07%	16.97%	$11,697.43	$122.80
5	27.63%	1.07%	21.57%	$12,157.14	$127.62
6	34.01%	1.07%	26.35%	$12,634.92	$132.64
7	40.71%	1.07%	31.31%	$13,131.47	$137.85
8	47.75%	1.07%	36.48%	$13,647.53	$143.27
9	55.13%	1.07%	41.84%	$14,183.88	$148.90
10	62.89%	1.07%	47.41%	$14,741.31	$154.75
Total					$1,281.34
DWS RREEF Global Real Estate Securities Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.90%	4.10%	$10,410.00	$91.85
2	10.25%	1.20%	8.06%	$10,805.58	$127.29
3	15.76%	1.20%	12.16%	$11,216.19	$132.13
4	21.55%	1.20%	16.42%	$11,642.41	$137.15
5	27.63%	1.20%	20.85%	$12,084.82	$142.36
6	34.01%	1.20%	25.44%	$12,544.04	$147.77
7	40.71%	1.20%	30.21%	$13,020.72	$153.39
8	47.75%	1.20%	35.16%	$13,515.50	$159.22
9	55.13%	1.20%	40.29%	$14,029.09	$165.27
10	62.89%	1.20%	45.62%	$14,562.20	$171.55
Total					$1,427.98
Please Retain This Supplement for Future Reference
April 21, 2026
PROSTKR26-17